Putnam
High Yield
Trust

SEMIANNUAL REPORT

February 28, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "In our opinion, the typical high-yield issuer today has greater access to capital markets and is less likely to default on payments of principal and interest than in the junk-bond heyday of the previous decade."

                                 -- Jennifer E. Leichter, fund manager
                                    Putnam High Yield Trust

* According to Lipper Analytical Services, Putnam High Yield Trust's class A shares' total return ranked 41 out of 199 high current yield funds for the year ended March 31, 1998, placing the fund in the top 21% in its investment category.*

  CONTENTS

4 Report from Putnam Management

9 Fund performance summary

13 Portfolio holdings

34 Financial statements

*Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Their rankings vary over time and do not reflect the effects of sales charges. For periods ended 3/31/98, class A shares ranked 31 out of 69 for 5-year and 13 out of 52 for 10-year performance. Class B shares ranked 55 out of 125 for 3-year performance. Class B and class M shares were not ranked over longer periods. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

As Putnam High Yield Trust closed the first half of its 1998 fiscal year, it also marked the start of its third decade. From its very beginning on Valentine's Day 1978, your fund has strictly adhered to a strategy of building a portfolio of high-yield bonds through careful selection and in-depth credit analysis. As the long-term performance figures on page 9 demonstrate, the strategy has produced satisfying results indeed.

Successful high-yield bond investing requires special expertise, and over the years Putnam Management has refined the process by building a staff of experienced professionals and developing sophisticated research capabilities. Past performance can never be taken as an indication of future results, of course, but with Putnam's expertise behind it, we believe your fund can look forward to many more years of satisfying results.

In the following report, fund managers Jennifer Leichter and Rosemary Thomsen discuss first-half results and look at prospects for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM

George Putnam
Chairman of the Trustees
April 15, 1998



Report from the Fund Managers
Jennifer E. Leichter
Rosemary H. Thomsen

Solid economic growth and low interest rates set the stage for a booming high-yield bond market, enabling Putnam High Yield Trust to maintain its record of strong performance for the first half of its current fiscal year, the six months ended February 28, 1998. Over the 12 months ended on that date, its key holdings in sectors such as telecommunications and cable television set the fund apart, enabling it to outpace nearly three quarters of its peers, as tracked by Lipper Analytical Services. For details, see page 2.

For the semiannual period, the fund's class A shares provided a total return of 7.33% at net asset value and 2.26% at public offering price. This performance surpassed the Lehman Brothers Corporate Bond Index and First Boston High Yield Bond Index, which returned 5.93% and 6.21%, respectively. For more information, including returns on other classes of shares, please see pages 9 and 10.

* RECORD NEW ISSUANCE, BRISK MERGER ACTIVITY DRIVE DEMAND

New issuance in the high-yield market has continued at a record-breaking pace, driven primarily by favorable interest rates, business growth, and strong investor demand. With more companies opting to buy rather than to build in an effort to expand their businesses, many new issues were intended to finance corporate acquisitions.

This merger and acquisition trend was evident in many sectors of your fund, primarily telecommunications, cable, supermarket, and consumer product sectors. For example, Signature Brands (maker of Mr. Coffee) and Coleman Company both rose on the news that Sunbeam planned to acquire both companies. While this holding, along with others discussed in this report, was viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

By all accounts, demand for high-yield bonds continues unabated. When economic conditions are favorable and investor confidence is high, investors feel more comfortable holding lower-rated bonds. The increased demand for these bonds naturally pushes their prices higher and their yields lower in inverse proportion. This appetite has led to a narrowing of the yield spread on below investment-grade debt to within a few percentage points of comparable U.S. Treasuries.

* OVERWEIGHTING IN TELECOMMUNICATIONS, CABLE BOOSTS RESULTS

The fund's strong performance is largely attributable to its flexible investment strategy, which allows us to emphasize certain sectors in the portfolio when we anticipate that they may become more prosperous. During the period, our decision to overweight the telecommunications and cable TV sectors and to underweight supermarkets kept your fund well ahead of the broader market.

[GRAPHIC OMITTED: worm chart HIGH-YIELD BONDS VERSUS OTHER CORPORATE
SECURITIES]

HIGH-YIELD BONDS VERSUS OTHER CORPORATE SECURITIES

Plot Points read:

            First Boston         Lehman
              HY Index          Cp Bd Tr
2/28/94         15.70%           6.65%
2/28/95         16.37%           8.15%
2/28/96         35.16%          23.65%
2/28/97         52.21%          30.72%
2/28/98         71.21%          44.95%

Footnote reads:
This chart demonstrates that high-yield bonds, as represented by the First Boston High Yield Index, generally outperformed investment-grade corporate bonds, as represented by the Lehman Brothers Corporate Bond Index. The chart shows cumulative returns. The lower credit rating of high-yield bonds reflects a greater possibility that adverse changes in an issuer's business or financial condition or in general economic conditions may impair the issuer's ability to pay principal and interest on the securities. This chart does not reflect the performance of Putnam High Yield Trust.

Telecommunications proved to be one of the best-performing sectors in the high-yield universe, and your fund took advantage of opportunities offered by such well-known telecommunications firms as NEXTEL Communications. The fund is overweighted in this sector, and fund holdings such as Brooks Fiber Properties (acquired by WorldCom) and Teleport Communications Group (acquired by AT&T, a domestic and international long-distance provider) had a positive impact on fund performance and have since been sold. We remain optimistic about this sector's future, expecting that merger and acquisition activity will create more upward pressure on prices and that global deregulations of the telecommunications market will fuel steady investment going forward.

Cable TV companies also enjoyed strong performance, sparked by interest in the delivery of Internet technology through conventional cable systems. Last year Microsoft announced that it would invest $1 billion in Philadelphia cable operator Comcast Corp. for an 11.5% stake in the company. Investors perceived Microsoft's decision as a vote of confidence for the industry and an indication of the strategic value of the operators' installed plant.

The market also reacted favorably to the decision by Tele-Communications (TCI) to reduce leverage through the formation of partnerships. TCI is also attempting to cluster cable systems, a move that reduces the capital required to launch new services and upgrade networks. Cablevision Systems, a core fund holding that operates in the greater New York City metropolitan area, a very attractive market, is profiting from its efforts to upgrade infrastructure and roll out new services.

Supermarkets underperformed the high-yield market during the period -- the result of higher labor costs, tougher competition, and companies' inability to raise prices in today's low-inflation environment. Furthermore, food distributors are losing market share to drug and department stores that have supermarket sections. The fund's minimal exposure here underscores our belief that deciding where not to invest can be just as important as deciding where to invest.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications             10.4%

Cable Television                7.5%

Cellular communications         6.7%

Oil and gas                     4.9%

Gaming                          4.8%

Footnote reads:
*Based on net assets as of 2/28/98. Holdings will vary over time.

As a result of the tougher competitive environment, food stores are consolidating to achieve profitable growth, and several high-profile mergers were announced during the period. In one of the year's most noteworthy deals, Ralph's Grocery Co., a fund holding, was purchased by Portland, Oregon-based Fred Meyer, creating the fourth largest food retailer in the United States.

* OUTLOOK REMAINS FAVORABLE

In contrast to the excesses of the 1980s, today's high-yield market appears to be driven by sound business logic. International competition, the proliferation of new information technologies, deregulation, and consolidation are changing the landscape as companies find new ways to increase revenues and cut costs. In our opinion, the typical high-yield issuer today has greater access to capital markets and is less likely to default on payments of principal and interest than in the junk-bond heyday of the previous decade. This thinking is supported by the fact that the default rate remains below historical averages.

Repercussions from the financial and economic disruptions in Asia may pose some risk to U.S. economic growth, though financial observers disagree as to the extent. While the financial crisis could dampen earnings growth for some large U.S. corporations, companies in the high-yield market typically have few global operations. Asia's slower growth may actually have a positive effect on the U.S. bond market by lowering global growth and inflation, thus forestalling another interest-rate increase by the Federal Reserve Board.

With so many crosscurrents in the market, diligent credit research will be key when it comes to evaluating the income and price appreciation potential of the record number of bonds coming to market -- and we are confident that Putnam's expertise in this area will continue to be reflected in your fund's results.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/98, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Yield Trust is designed for investors seeking high current income through a diversified portfolio of high-yielding lower-rated corporate bonds, with a secondary objective of capital growth when consistent with high current income.

TOTAL RETURN FOR PERIODS ENDED 2/28/98

                          Class A         Class B         Class M
(inception date)         (2/14/78)       (3/1/93)        (7/3/95)
                        NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months               7.33%   2.26%   6.96%   1.96%   7.28%   3.82%
------------------------------------------------------------------------------
1 year                14.16    8.76   13.37    8.37   13.96   10.23
------------------------------------------------------------------------------
5 years               69.20   61.16   62.99   60.99   67.28   61.89
Annual average        11.09   10.01   10.26    9.99   10.84   10.11
------------------------------------------------------------------------------
10 years             190.53  176.74  168.08  168.08  182.25   173.1
Annual average        11.25   10.72   10.36   10.36   10.93   10.57
------------------------------------------------------------------------------
Life of fund         778.04  736.22  632.08  632.08  710.98  684.74
Average average       11.45   11.18   10.44   10.44   11.01   10.83
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/98

                                          First Boston     Consumer
                                           High Yield        Price
                                           Bond Index*       Index
------------------------------------------------------------------------------
6 months                                     6.21%           0.68%
------------------------------------------------------------------------------
1 year                                      12.48            1.44
------------------------------------------------------------------------------
5 years                                     71.21           13.14
Annual average                              11.36            2.50
------------------------------------------------------------------------------
10 years                                   201.95           39.57
Annual average                              11.69            3.39
------------------------------------------------------------------------------
Life of fund                                   --*         157.39
Annual average                                 --*           4.84
------------------------------------------------------------------------------

*Comparative return information for the First Boston High Yield Index is not available.

Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/98

                                   Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)                 6             6              6
------------------------------------------------------------------------------
Income                             $0.666        $0.617         $0.649
------------------------------------------------------------------------------
Capital gains                          --            --             --
------------------------------------------------------------------------------
  Total                            $0.666        $0.617         $0.649
------------------------------------------------------------------------------
Share value:                    NAV       POP     NAV     NAV     POP
------------------------------------------------------------------------------
8/31/97                        $12.89  $13.53  $12.84  $12.88  $13.31
------------------------------------------------------------------------------
2/28/98                         13.15   13.81   13.10   13.15   13.59
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1           9.86%   9.38%   9.16%   9.58%   9.27%
------------------------------------------------------------------------------
Current 30-day SEC yield2        9.39    8.94    8.67    9.16    8.85
------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 3/31/98
(most recent calendar quarter)

                                Class A         Class B         Class M
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                     5.90%   0.85%   5.53%   0.53%   5.77%   2.34%
------------------------------------------------------------------------------
1 year                      19.51   13.83   18.70   13.70   19.21   15.34
------------------------------------------------------------------------------
5 years                     69.16   61.18   62.96   60.96   67.07   61.61
Annual average              11.09   10.02   10.26    9.99   10.81   10.08
------------------------------------------------------------------------------
10 years                   195.02  181.09  172.29  172.29  186.47  177.10
Annual average              11.43   10.89   10.54   10.54   11.10   10.73
------------------------------------------------------------------------------
Life of class              792.54  750.03  643.76  643.76  723.56  696.92
Annual average              11.49   11.22   10.49   10.49   11.05   10.87
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

The First Boston High Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Moody's. Indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. The average quality of bonds included in this index will differ from the average quality of bonds in which the fund customarily invests.

The Lehman Brothers Corporate Bond Index* is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



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news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

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You can also read Putnam economist Dr. Robert Goodman's commentary and
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New features will be added to the site regularly.
So be sure to bookmark us at
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Portfolio of investments owned
February 28, 1998 (Unaudited)


CORPORATE BONDS AND NOTES (81.0%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Advertising (0.8%)
------------------------------------------------------------------------------------------------------------
$     8,210,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                            $    8,887,325
     14,370,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                              14,872,931
      2,645,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                           2,757,413
      1,554,437  Outdoor Systems, Inc. notes Ser. C, FRN, 8.531s, 2003                             1,554,437
      2,000,000  Outdoor Systems, Inc. sr. sub. notes 9 3/8s, 2006                                 2,130,000
      4,095,000  Universal Outdoor, Inc. sr. sub. notes 9 3/4s, 2006                               4,622,231
                                                                                              --------------
                                                                                                  34,824,337

Aerospace and Defense (0.9%)
------------------------------------------------------------------------------------------------------------
      4,470,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                     4,570,575
      6,125,000  BE Aerospace sr. sub. notes Ser. B, 9 7/8s, 2006                                  6,584,375
      5,560,000  BE Aerospace, Inc. 144A sr. sub. notes 8s, 2008                                   5,532,200
      6,610,000  Burke Industries, Inc. company guaranty 10s, 2007                                 7,039,650
      5,020,000  K & F Industries, Inc.144A sr. sub. notes 9 1/4s, 2007                            5,245,900
      5,450,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                       5,940,500
      2,155,000  Tracor, Inc. sr. sub. notes 8 1/2s, 2007                                          2,225,038
      5,370,000  United Defense Industries Inc. 144A sr. sub. notes 8 3/4s, 2007                   5,477,400
                                                                                              --------------
                                                                                                  42,615,638

Agriculture (0.4%)
------------------------------------------------------------------------------------------------------------
     14,743,125  Premium Standard Farms, Inc. sr. secd. notes 11s, 2003 [2 DBL. DAGGERS]          15,922,575

Airlines (0.4%)
------------------------------------------------------------------------------------------------------------
     10,405,000  Trans World Airlines 144A sr. notes 11 1/2s, 2004                                11,003,288
      6,890,000  Trans World Airlines, Inc. 144A notes 11 3/8s, 2006                               6,924,450
                                                                                              --------------
                                                                                                  17,927,738

Apparel (1.0%)
------------------------------------------------------------------------------------------------------------
      5,825,000  GFSI, Inc. sr. disc. notes stepped-coupon Ser. B, zero %,
                   (11 3/8s, 9/15/04), 2009 ++                                                     6,232,750
      2,820,000  GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                                    2,932,800
     13,300,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                    13,499,500
     12,585,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                     13,340,100
      5,000,000  Sun Apparel Inc Ser. B, 9 1/8s, 2004                                              4,956,250
      5,850,000  William Carter Co. 144A sr. sub. notes 12s, 2008                                  6,259,500
                                                                                              --------------
                                                                                                  47,220,900
Automotive Parts (0.7%)
------------------------------------------------------------------------------------------------------------
      4,699,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                             5,227,638
      5,775,000  Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                     6,424,688
      4,000,000  American Axel & Manufacturing Bank Term Loan B, FRN 8s, 2005                      4,005,000
      3,025,000  Cambridge Industries Inc. company guaranty Ser. B, 10 1/4s, 2007                  3,115,750
      4,720,000  Hayes Wheels International, Inc. company guaranty Ser. B,
                   9 1/8s, 2007                                                                    5,009,100
      7,910,000  Safety Components International, Inc. sr. sub. notes Ser. B,
                   10 1/8s, 2007                                                                   8,265,950
                                                                                              --------------
                                                                                                  32,048,126

Banks (3.4%)
------------------------------------------------------------------------------------------------------------
      5,155,000  Albank Capital Trust 144A company guaranty 9.27s, 2027                            5,625,497
      4,550,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                              4,754,750
     13,300,000  Consumers International 144A sr. notes 10 1/4s, 2005                             14,596,750
     10,000,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                      9,750,000
     10,115,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                           11,407,697
     10,480,000  First Nationwide Holdings sr. sub. notes 10 5/8s, 2003                           11,737,600
      1,780,000  First Nationwide Holdings sr. sub. notes 9 1/8s, 2003                             1,895,700
     13,120,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                           14,434,099
      6,620,000  Imperial Credit Capital Trust I 144A company guaranty
                   10 1/4s, 2002                                                                   6,570,350
     13,475,000  Korea Development Bank bonds 7 1/8s, 2001 (Korea)                                12,589,693
      4,560,000  North Fork Capital Trust I company guaranty 8.7s, 2026                            4,981,298
      3,305,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                              3,668,550
      6,900,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                        7,659,000
      5,000,000  Onbank & Trust Co. company guaranty 9 1/4s, 2027                                  5,778,125
      6,365,000  Peoples Heritage Capital Trust company guaranty Ser. B,
                   9.06s, 2027                                                                     7,021,932
      6,475,000  Provident Capital Trust company guaranty 8.6s, 2026                               6,860,910
      3,690,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                       3,922,802
      2,450,000  Riggs Capital Trust 144A company guaranty 8 7/8s, 2027                            2,701,468
      6,980,000  Sovereign Capital Trust company guaranty 9s, 2027                                 7,599,754
     12,870,000  Sumitomo Bank Treasury Co. 144A Ser. A, FRB 9.4s,
                   2049 (Japan)                                                                   13,191,750
      1,225,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                    1,347,525
                                                                                              --------------
                                                                                                 158,095,250

Basic Industrial Products (0.3%)
------------------------------------------------------------------------------------------------------------
      4,250,000  Clark-Schwebel sr. notes 10 1/2s, 2006                                            4,685,625
      4,670,000  Koppers Industries, Inc. 144A sr. sub. notes, 9 7/8s, 2007                        4,915,175
      4,450,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                          4,605,750
                                                                                              --------------
                                                                                                  14,206,550

Beverages (0.2%)
------------------------------------------------------------------------------------------------------------
     10,520,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                         10,888,200

Broadcasting (3.4%)
------------------------------------------------------------------------------------------------------------
      8,380,000  Acme Television/Finance 144A sr. disc. notes stepped-coupon
                   zero % (10 7/8s, 9/30/00), 2004 ++                                              6,683,050
      5,710,000  Argyle Television Corp. sr. sub. notes 9 3/4s, 2005                               6,509,400
     10,370,000  Australias Hldngs PTY Ltd. sr. disc, notes stepped-coupon
                   zero % (15s, 11/01/00), 2002 (Australia) ++                                     5,185,000
      2,555,791  Australis Media zero %, 2000 (Australia)                                          1,763,496
      4,500,000  Azteca Holdings S.A. sr. notes 11s, 2002                                          4,719,375
      9,740,000  Benedek Communications Corp. sr. disc. notes stepped-coupon
                   zero % (13 1/4s, 5/15/01), 2006 ++                                              7,645,900
      5,165,000  Busse Broadcasting Corp. sr. notes 11 5/8s, 2000                                  5,578,200
     17,935,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                   (12 3/4s, 2/1/02), 2009 ++                                                     13,271,900
      7,660,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                  8,043,000
      3,800,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s, 2004                    3,876,000
      6,914,690  Citadel Broadcasting Inc. sr. sub. notes 10 1/4s, 2007                            7,606,159
     23,030,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                  23,836,050
      1,875,000  Globo Communicacoes 144A company guaranty 10 1/2s,
                   2006 (Brazil)                                                                   1,863,281
      4,760,000  Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                           5,128,900
      3,250,000  Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                            3,347,500
      5,125,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                         5,483,750
      4,890,000  Jacor Communications, Inc. sr. sub. notes 8s, 2010                                4,877,775
      2,250,000  Pegasus Communications Corp. sr. notes Ser. B, 9 5/8s, 2005                       2,373,750
      8,330,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                        9,537,850
      6,435,000  Petracom Holdings, Inc. notes stepped-coupon zero %
                   (17 1/2s, 8/1/98), 2003 ++                                                      6,338,475
      9,700,000  Radio One Inc. company guaranty stepped-coupon Ser. B, 7s,
                   (12s, 5/15/00), 2004 ++                                                         9,797,000
      6,880,000  SFX Entertainment Inc. 144A sr. sub. notes 9 1/8s, 2008                           6,905,800
      4,650,000  Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                          4,812,750
      3,010,000  TV Azteca Sa De Cv sr. notes Ser. B, 10 1/2s, 2007 (Mexico)                       3,220,700
                                                                                              --------------
                                                                                                 158,405,061

Building Products (0.5%)
------------------------------------------------------------------------------------------------------------
      7,480,000  Atrium Companies, Inc. 144A sub. notes 10 1/2s, 2006                              7,928,800
      6,475,000  Nortek, Inc. sr. sub. notes 9 7/8s, 2004                                          6,750,188
      9,105,000  Waxman Industries Inc. sr. notes stepped-coupon Ser. B, zero %
                   (12 3/4s, 6/1/99), 2004 ++                                                      8,331,075
                                                                                              --------------
                                                                                                  23,010,063

Building and Construction (1.0%)
------------------------------------------------------------------------------------------------------------
      4,530,000  American Architectural Products Corp. 144A sr. notes 11 3/4s, 2007                4,711,200
     14,275,000  GS Superhighway Holdings sr. notes 10 1/4s, 2007                                 12,133,750
      6,180,000  Presley Co. sr. notes 12 1/2s, 2001                                               5,948,250
     16,577,000  Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                                      19,229,320
      5,000,000  Terex term loan B 8.18s, 2005                                                     5,000,000
                                                                                              --------------
                                                                                                  47,022,520

Buses (0.5%)
------------------------------------------------------------------------------------------------------------
     23,500,000  Consorcio/MCII Holdings sec. notes stepped-coupon zero %
                   (12s, 11/15/98), 2002 ++                                                       21,502,500

Business Equipment and Services (0.9%)
------------------------------------------------------------------------------------------------------------
      4,010,000  ATC Group Services Inc. 144A sr. sub. notes 12s, 2008                             4,060,125
      9,270,000  Axiohm Transactions Solutions 144A sr. sub. notes 9 3/4s, 2007                    9,455,400
      1,700,000  Corporate Express, Inc. sr. sub. notes Ser. B, 9 1/8s, 2004                       1,742,500
      9,470,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                 9,789,613
      4,285,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                      4,595,663
      5,500,000  Outsourcing Solutions, Inc. 144A 8.621s, 2004                                     5,513,750
      7,321,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                        8,455,755
                                                                                              --------------
                                                                                                  43,612,806

Cable Television (6.7%)
------------------------------------------------------------------------------------------------------------
      6,665,000  Adelphia Communications Corp. sr. deb. 11 7/8s, 2004                              7,231,525
     24,955,000  Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                     27,138,563
      5,653,357  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 [2 DBL. DAGGERS]             5,879,491
     14,600,000  American Telecasting, Inc. sr. disc. notes stepped-coupon
                   zero % (14 1/2s, 8/15/00), 2005 ++                                              3,504,000
        161,747  Australis Media, Ltd. sr. disc. notes stepped-coupon 1 3/4s,
                   (15 3/4s 5/15/00), 2003 (Australia) ++ [2 DBL. DAGGERS]                            40,437
     10,350,000  Century Communications Corp. 144A sr. disc. notes zero %, 2008                    4,398,750
     16,370,000  Charter Communications International, Inc. disc. notes
                   stepped-coupon Ser. B, zero % (14s, 3/15/01), 2007 ++                          13,177,850
     14,100,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                   (11.2s, 11/15/00), 2007 (Bermuda) ++                                           11,632,500
      5,000,000  Cox Communications term loan B 8.255s, 2007                                       5,000,000
     20,190,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                   (United Kingdom) ++                                                            13,426,350
     33,400,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                   (United Kingdom) ++                                                            25,551,000
     21,911,504  Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 [2 DBL. DAGGERS]            23,226,194
     20,960,000  Fox Kids Worldwide Inc. 144A sr. discount notes
                   stepped-coupon zero % (10 1/4s, 11/1/02), 2007 ++                              12,785,600
     26,950,000  Fox Kids Worldwide Inc. 144A sr. notes 9 1/4s, 2007                              26,613,125
     11,075,000  FrontierVision Holdings LP sr. disc. notes stepped-coupon
                   zero % (11 7/8s, 9/15/01), 2007 ++                                              8,527,750
      4,815,000  FrontierVision Operating Partners L.P. sr. sub. notes 11s, 2006                   5,344,650
      1,305,000  Heartland Wireless Communications, Inc. sr. notes Ser. B, 14s, 2004                 492,638
     11,870,000  Heartland Wireless Communications, Inc. sr. notes 13s, 2003                       3,323,600
      2,100,000  Heartland Wireless Communications, Inc. sr. notes Ser. D, 13s, 2003                 420,000
     65,155,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                   zero % (11 1/2s, 2/01/01), 2006 ++                                             52,124,000
     23,478,000  Marcus Cable Co. (L.P.) sr. disc. notes stepped-coupon zero %
                   (14 1/4s, 6/15/00), 2005 ++                                                    20,954,115
      2,450,000  Northland Cable Television 144A sr. sub. notes 10 1/4s, 2007                      2,621,500
      8,510,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                             9,105,700
      4,800,000  RBS Participacoes S.A. 144A company guaranty 11s, 2007
                   (Brazil)                                                                        4,752,000
     15,420,000  RCN Corp. 144A sr. disc. notes stepped-coupon zero %
                   (9.8s, 2/15/03), 2008 ++                                                        9,367,650
      6,500,000  Telewest Communications PLC deb. 9 5/8s, 2006
                   (United Kingdom)                                                                6,922,500
      9,135,000  UIH Australia/Pacific, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (14s, 5/15/01), 2006 (Australia) ++                              6,211,800
                                                                                              --------------
                                                                                                 309,773,288

Cellular Communications (6.0%)
------------------------------------------------------------------------------------------------------------
      5,640,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                   (9.27s, 8/15/02), 2007 (Canada) ++                                              3,948,000
      6,950,000  Celcaribe S.A. sr. notes stepped-coupon zero %
                   (13 1/2s, 3/15/98), 2004 ++                                                     7,175,875
     45,271,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                   zero % (14s, 10/1/02), 2007 ++                                                 23,201,388
      1,000,000  Dial Call Communications, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (10 1/4s, 12/15/98), 2005 ++                                       970,000
      9,150,000  Dobson Communications Corp. 144A sr. notes, 11 3/4s, 2007                         9,927,750
     28,325,000  Intelcom Group (USA), Inc. company guaranty
                   stepped-coupon zero % (12 1/2s, 5/1/01), 2006 ++                               21,951,875
     14,200,000  Interact Systems, Inc. 144A stepped-coupon zero %
                   (14s, 8/1/99), 2003 ++                                                          5,396,000
      9,175,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                   (12s, 5/1/01), 2006 ++                                                          6,995,938
     15,380,000  International Wireless Communications, Inc. sr. disc.
                   notes zero %, 2001                                                              4,921,600
     31,875,000  McCaw International Ltd sr. discount notes stepped-coupon
                   zero % (13s, 4/15/02), 2007 ++                                                 21,037,500
     51,650,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                   (Luxembourg) ++                                                                39,835,063
     28,170,000  NEXTEL Communications, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (9.95s, 2/15/03), 2008 ++                                17,465,400
      1,845,000  NEXTEL Communications sr. disc. notes stepped-coupon
                   zero % (9 3/4s, 10/31/02), 2007 ++                                              1,153,125
     82,390,000  NEXTEL Communications sr. disc. notes stepped-coupon
                   zero % (10.65s, 9/15/02), 2007 ++                                              53,141,550
         60,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                   zero % (9 3/4s, 2/15/99), 2004 ++                                                  57,300
      8,000,000  Omnipoint Corp, 144A sr. notes FRN 8.875s, 2006                                   7,992,000
      3,540,000  Omnipoint Corp. sr. notes 11 5/8s, 2006                                           3,867,450
     12,920,000  Omnipoint Corp. sr. notes Ser. A, 11 5/8s, 2006                                  14,147,400
      6,910,000  Powertel, Inc. sr. notes 11 1/8s, 2007                                            7,531,900
     10,000,000  Powertel, Inc. 8 7/8s, 2001                                                       9,987,500
      3,370,000  Pricellular Wireless Corp. sr. disc. notes stepped-coupon
                   zero % (12 1/4s, 10/1/98), 2003 ++                                              3,496,375
      6,000,000  Pricellular Wireless Corp. sr. notes 10 3/4s, 2004                                6,630,000
      4,785,000  Telesystem International Wireless Inc. 144A sr. disc. notes stepped-coupon zero % (10 1/2s, 11/1/02), 2007
                   (Canada) ++                                                                     2,918,850
                                                                                              --------------
                                                                                                 273,749,839

Chemicals (1.9%)
------------------------------------------------------------------------------------------------------------
      7,210,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                      7,390,250
      3,100,000  Great Lakes Carbon Corp. sr. notes 10s, 2006                                      3,363,500
     11,990,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                  12,439,625
      5,500,000  Huntsman specialty bank loan notes Ser. BK, zero %, 2007                          5,527,500
      7,400,000  NL Industries, Inc. sr. notes 11 3/4s, 2003                                       8,232,500
      2,425,000  PCI Chemicals & Pharmaceuticals company guaranty 9 1/4s,
                   2007 (India)                                                                    2,437,125
      4,790,000  Pharmaceutical Fine Chemicals 144A sr. sub. notes 9 3/4s,
                   2007 (Switzerland)                                                              4,969,625
      6,565,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                          6,663,475
      2,492,469  Pioneer Americas Acquisition bank loan FRN 8.38s, 2006                            2,523,626
      4,000,000  Pioneer Americas Acquisition 144A bank loan notes FRN
                   8.428s, 2006                                                                    4,060,000
     13,000,000  Polytama International notes 11 1/4s, 2007                                        5,850,000
     12,000,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                   zero % (13 1/2s, 8/15/01), 2008 ++                                              7,500,000
      7,230,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                     6,434,700
     10,282,000  Union Carbide Global Enterprises sr. sub. notes Ser. B, 12s, 2005                11,490,135
                                                                                              --------------
                                                                                                  88,882,061

Computer Services (0.5%)
------------------------------------------------------------------------------------------------------------
     17,685,000  Unisys Corp. sr. notes 11 3/4s, 2004                                             20,514,600
        650,000  Unisys Corp. sr. notes 10 5/8s, 1999                                                659,750
                                                                                              --------------
                                                                                                  21,174,350

Conglomerates (0.1%)
------------------------------------------------------------------------------------------------------------
      3,641,000  MacAndrews & Forbes Holdings, Inc. sub. deb. notes 13s, 1999                      3,654,654

Consumer Durable Goods (0.9%)
------------------------------------------------------------------------------------------------------------
      5,000,000  Doskcil Manufacturing Co 144A sr. sub. notes 10 1/8s, 2007                        5,300,000
      3,765,000  Foamex, L.P. company guaranty 9 7/8s, 2007                                        3,882,656
      1,745,000  Hedstrom Holdings, Inc. stepped-coupon zero % (12s, 6/01/02),
                   2009 ++                                                                         1,081,900
     11,775,000  Icon Fitness Corp. 144A sr. disc. notes stepped-coupon Ser. B,
                   zero % (14s, 11/15/01), 2006 ++                                                 6,358,500
     10,000,000  IHF Holdings, Inc. sr. sub. disc. notes Ser. B, zero %
                   (15.0s, 11/15/99), 2004 ++                                                      8,600,000
      3,420,000  Remington Products Co. sr. sub. notes Ser. B, 11s, 2006                           3,112,200
      6,000,000  Sealy Mattress Co. 144A 12s, 2008                                                 5,640,000
      4,470,000  Sealy Mattress Co. 144A sr. sub. notes 9 7/8s, 2007                               4,749,375
      1,500,000  Signature Brands Ltd. sr. sub. notes 13s, 2002 (Canada)                           1,620,000
                                                                                              --------------
                                                                                                  40,344,631

Consumer Non Durables (0.1%)
------------------------------------------------------------------------------------------------------------
      2,320,000  Amscan Holdings, Inc. 144A sr. sub. notes 9 7/8s, 2007                            2,412,800
      1,150,000  Packaged Ice, Inc. 144A sr. notes 9 3/4s, 2005                                    1,175,875
                                                                                              --------------
                                                                                                   3,588,675

Consumer Products (0.1%)
------------------------------------------------------------------------------------------------------------
      4,000,000  Twin Laboratories, Inc. company guaranty 10 1/4s, 2006                            4,420,000

Consumer Services (0.6%)
------------------------------------------------------------------------------------------------------------
     22,890,000  Coinmach Corp. sr. notes 11 3/4s, 2005                                           25,465,125

Cosmetics (0.2%)
------------------------------------------------------------------------------------------------------------
      3,275,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                           3,504,250
      9,070,000  Renaissance Cosmetics company guaranty 11 3/4s, 2004                              4,535,000
                                                                                              --------------
                                                                                                   8,039,250

Electric Utilities (2.9%)
------------------------------------------------------------------------------------------------------------
      8,215,000  AES Corp. sr. sub. notes 8 3/8s, 2007                                             8,399,838
      8,000,000  Calpine Corp. sr. notes 10 1/2s, 2006                                             8,720,000
      8,480,000  Espirito Santo Centrais 144A sr. notes 10s, 2007 (Brazil)                         8,140,800
     13,695,000  First PV Funding Corp. deb. Ser. 86A, 10.3s, 2014                                14,497,253
      2,379,000  First PV Funding Corp. deb. 10.15s, 2016                                          2,518,314
     45,025,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                 54,240,267
     15,100,000  Midland Funding Corp. deb. Ser. B, 13 1/4s, 2006                                 19,476,433
      1,000,000  Niagara Mohawk Power Corp. med. term notes 9.99s, 2004                            1,019,670
      1,500,000  Niagara Mohawk Power Corp. med. term notes 9.95s, 2000                            1,503,960
      2,914,000  North Atlantic Energy Corp. 1st mtge. Ser. A, 9.05s, 2002                         2,998,098
      4,017,369  Northeast Utilities System notes Ser. A, 8.58s, 2006                              4,026,971
      9,529,194  Northeast Utilities System notes Ser. B, 8.38s, 2005                              9,730,451
                                                                                              --------------
                                                                                                 135,272,055

Electronic Components (0.9%)
------------------------------------------------------------------------------------------------------------
      6,485,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                 6,549,850
      4,250,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                               4,398,750
     13,920,000  Motors and Gears Inc. sr. notes Ser. D, 10 3/4s, 2006                            15,033,600
     13,340,000  Zilog Inc. 144A sr. notes 9 1/2s, 2005                                           13,256,625
                                                                                              --------------
                                                                                                  39,238,825

Electronics (1.0%)
------------------------------------------------------------------------------------------------------------
      4,830,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s, 2006
                   (Canada)                                                                        5,174,138
      4,935,561  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                  5,145,323
      5,662,305  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                             5,902,953
      5,000,000  Details Holdings Corp. 144A sr. disc. notes stepped-coupon
                   zero % (12 1/2s, 11/15/02), 2007 ++                                             3,175,000
      2,900,000  Details, Inc. 144A sr. sub. notes 10s, 2005                                       3,059,500
      1,400,000  Figgie International, Inc. sr. notes 9 7/8s, 1999                                 1,428,000
      7,030,000  Flextronics International Ltd. 144A sr. sub. notes 8 3/4s, 2007                   7,117,875
     35,140,000  International Semi-Tech. Corp. sr. secd. disc. notes stepped-coupon zero % (11 1/2s, 8/15/00), 2003
                   (Canada) ++                                                                    12,650,400
                                                                                              --------------
                                                                                                  43,653,189

Energy-Related (0.8%)
------------------------------------------------------------------------------------------------------------
      4,600,000  CE Casecnan Water & Energy 144A sr. notes 11.45s, 2005
                   (Philippines)                                                                   4,784,000
      7,950,000  CMS Energy Corp. pass through certificates 7s, 2005                               7,606,004
     18,680,000  Panda Global Energy Co. company guaranty 12 1/2s, 2004                           17,185,600
      5,295,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                           5,268,525
      1,247,932  Subic Power Corp. 144A sec. 9 1/2s, 2008                                          1,198,015
                                                                                              --------------
                                                                                                  36,042,144

Entertainment (0.2%)
------------------------------------------------------------------------------------------------------------
      8,345,000  Premier Parks, Inc. sr. notes 9 3/4s, 2007                                        8,845,700

Environmental Control (0.4%)
------------------------------------------------------------------------------------------------------------
      8,220,000  Allied Waste Industries, Inc. company guaranty 10 1/4s, 2006                      9,165,300
     14,790,000  Allied Waste Industries, Inc. sr. disc. notes stepped-coupon
                   zero % (11.3s, 6/1/07), 2007 ++                                                10,796,700
                                                                                              --------------
                                                                                                  19,962,000

Financial Services (1.1%)
------------------------------------------------------------------------------------------------------------
     14,200,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                   13,401,676
      3,300,000  Advanta Corp. med. term notes Ser. D, 6.584s, 2000                                3,194,202
      6,610,000  Colonial Capital I 144A company guaranty 8.92s, 2027                              7,112,980
      4,865,000  Dine S.A. de C.V. 144A company guaranty 8 3/4s, 2007
                   (Luxembourg)                                                                    4,694,725
      3,900,000  Dollar Financial Group Inc. sr. notes Ser. A, 10 7/8s, 2006                       4,251,000
      6,430,000  Intertek Finance PLC 144A sr. sub. notes 10 1/4s, 2006
                   (United Kingdom)                                                                6,751,500
      3,550,000  Nationwide Credit Inc. 144A sr. notes 10 1/4s, 2008                               3,656,500
      8,830,000  Resource America Inc. 144A bonds 12s, 2004                                        9,227,350
                                                                                              --------------
                                                                                                  52,289,933

Food and Beverages (1.4%)
------------------------------------------------------------------------------------------------------------
      6,320,000  Ameriserve Food Co. company guaranty 10 1/8s, 2007                                6,841,400
      9,400,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                 9,729,000
     11,400,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                           12,198,000
      8,600,000  Doane Products Co. sr. notes 10 5/8s, 2006                                        9,460,000
      2,525,000  Eagle Family Foods 144A sr. sub. notes 8 3/4s, 2008                               2,537,625
      6,590,000  Fleming Companies, Inc. company guaranty Ser. B, 10 5/8s,
                                                                           2007                    6,985,400
      4,915,000  Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s,
                                                                           2004                    5,283,625
      6,300,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                   zero % (12 3/8s, 7/15/02), 2007 ++                                              4,315,500
      4,525,000  Southern Foods Group 144A sr. sub. notes 9 7/8s, 2007                             4,819,125
                                                                                              --------------
                                                                                                  62,169,675

Gaming (3.9%)
------------------------------------------------------------------------------------------------------------
     13,740,000  Argosy Gaming Co. 1st mtge. 13 1/4s, 2004                                        14,907,900
      1,350,000  Aztar Corp. sr. sub. notes 13 3/4s, 2004                                          1,552,500
      6,620,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                      7,331,650
     17,480,000  Coast Hotels & Casinos, Inc. company guaranty Ser. B, 13s,
                                                                           2002                   20,276,800
      5,290,000  Colorado Gaming & Entertainment Co. sr. notes 12s, 2003 [2 DBL. DAGGERS]          5,739,650
      1,950,000  Empress River Casino sr. notes 10 3/4s, 2002                                      2,125,500
     17,645,000  Fitzgeralds Gaming Corp. 144A company guaranty 12 1/4s,
                                                                           2004                   17,821,450
     18,050,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                   19,855,000
      5,570,000  Isle of Capri Black Hawk LLC 1st mtge. Ser. B, 13s, 2004                          5,667,475
     14,505,000  Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                   14,903,888
      1,469,000  Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                            1,483,690
      3,000,000  Penn National Gaming, Inc. 144A sr. notes 10 5/8s, 2004                           3,142,500
     11,250,000  Players International, Inc. sr. notes 10 7/8s, 2005                              12,234,375
     13,350,000  PRT Funding Corp. sr. notes 11 5/8s, 2004                                        10,012,500
      5,280,000  Showboat Marina Casino 1st mtge. Ser. B, 13 1/2s, 2003                            6,256,800
     11,435,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                               11,763,756
      4,750,000  Trump A.C. 144A 1st mtge. 11 1/4s, 2006                                           4,892,500
     14,931,000  Trump Castle Funding Corp. notes 11 1/2s, 2000                                   15,080,310
      4,411,765  Venetian Casino term loan 8 7/8s, 2003                                            4,389,706
                                                                                              --------------
                                                                                                 179,437,950

Health Care (3.5%)
------------------------------------------------------------------------------------------------------------
      7,000,000  Columbia/HCA Healthcare Corp. med. term notes 8.85s, 2007                         7,162,750
      2,000,000  Columbia/HCA Healthcare Corp. notes 7s, 2007                                      1,837,100
      2,350,000  Columbia/HCA Healthcare Corp. notes 6.91s, 2005                                   2,212,737
     13,340,000  Extendicare Inc. 144A sr. sub. notes 9.35s, 2007 (Canada)                        13,873,600
      6,425,000  Genesis Health Ventures, Inc. sr. sub. notes 9 3/4s, 2005                         6,826,563
      3,965,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007              4,163,250
     16,630,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008             17,336,775
     14,180,000  Magellan Health Services, Inc. 144A sr. sub. notes 9s, 2008                      14,286,350
      7,160,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                          6,819,900
     21,310,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                   22,482,050
     24,820,000  Paragon Health Networks, Inc. 144A sr. sub. notes 9 1/2s, 2007                   25,564,600
      8,750,000  Paragon Health Networks Inc. term loan B 8 1/4s, 2004                             8,771,875
      5,400,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                             5,751,000
     12,860,000  Sun Healthcare Group Inc. 144A sr. sub. notes 9 1/2s, 2007                       13,438,700
     11,000,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                        11,330,000
                                                                                              --------------
                                                                                                 161,857,250

Insurance and Finance (1.5%)
------------------------------------------------------------------------------------------------------------
      8,500,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                      8,500,000
      4,000,000  Colombia Holdings sr. notes 10s, 1999                                             4,060,000
     13,055,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                      13,381,375
      7,185,000  Investors Capital Trust I company guaranty Ser. B, 9.77s, 2027                    7,907,991
      6,700,000  Local Financial Corp. 144A sr. notes 11s, 2004                                    7,152,250
      4,160,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                         4,721,600
     15,600,000  Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s, 2003                         16,342,560
      4,050,000  Reliance Group Holdings, Inc. sr. notes 9s, 2000                                  4,248,936
      2,110,000  Sampoerna International Finance Co. 144A company guaranty
                   8 3/8s, 2006 (Indonesia)                                                        1,329,300
                                                                                              --------------
                                                                                                  67,644,012

Lodging (0.4%)
------------------------------------------------------------------------------------------------------------
     18,400,000  John Q Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                               18,768,000

Media (0.1%)
------------------------------------------------------------------------------------------------------------
      3,000,000  Katz Media Corp. company guaranty Ser. B, 10 1/2s, 2007                           3,375,000

Medical Supplies and Devices (1.1%)
------------------------------------------------------------------------------------------------------------
     11,215,000  ALARIS Medical Inc. company guaranty 9 3/4s, 2006                                11,943,975
     13,035,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                    14,599,200
     11,930,000  Fresenius Medical Care AG 144A company guaranty
                   7 7/8s, 2008 (Germany)                                                         11,870,350
      8,570,000  Imagyn Medical Technologies, Inc. company guaranty 12 1/2s,
                                                                           2004                    5,142,000
      8,500,000  Wright Medical Technology, Inc. 144A notes Ser. C, 11 3/4s,
                                                                           2000                    8,457,500
                                                                                              --------------
                                                                                                  52,013,025

Metals and Mining (0.5%)
------------------------------------------------------------------------------------------------------------
      2,935,000  Acindar Industria Argentina de Aceros S.A. bonds 11 1/4s,
                   2004 (Argentina)                                                                3,056,069
      7,155,000  Continental Global Group sr. notes Ser. B, 11s, 2007                              7,655,850
     10,000,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                        10,800,000
                                                                                              --------------
                                                                                                  21,511,919

Motion Picture Distribution (0.4%)
------------------------------------------------------------------------------------------------------------
      9,225,000  Cinemark USA, Inc. sr. sub. notes Ser. D 9 5/8s, 2008                             9,709,313
      4,320,000  Cinemark USA, Inc. sr. sub. notes Ser. B 9 5/8s, 2008                             4,579,200
      4,010,000  Panavision Inc. 144A sr. disc. notes stepped-coupon zero %
                   (9 5/8s, 2/1/02), 2006 ++                                                       2,807,000
                                                                                              --------------
                                                                                                  17,095,513

Oil and Gas (4.9%)
------------------------------------------------------------------------------------------------------------
      6,240,000  Abraxas Petroleum Corp. 144A sr. notes Ser. B, 11 1/2s, 2004                      6,583,200
      7,675,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                      8,365,750
      8,500,000  Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                    8,712,500
      3,500,000  Clark term loan 8 5/8s, 2004                                                      3,517,500
      6,340,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                     6,340,000
      6,810,000  Dailey International Inc. 144A sr. notes 9 1/2s, 2008                             6,912,150
      5,150,000  DI Industries Inc. sr. notes 8 7/8s, 2007                                         5,278,750
      5,980,000  Gerrity Oil & Gas Corp. sr. sub. notes 11 3/4s, 2004                              6,533,150
      6,500,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                          6,873,750
      4,270,000  Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                               4,270,000
      3,475,000  Petsec Energy, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                           3,509,750
      2,920,000  Pogo Producing Co. sr. sub. notes Ser. B, 8 3/4s, 2007                            3,022,200
      5,230,000  Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                             5,622,250
      3,050,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                      3,080,500
      4,910,000  Southwest Royalties, Inc. 144A company guaranty 10 1/2s, 2004                     4,419,000
    105,050,000  Transamerican Energy sr. disc. notes stepped-coupon Ser. B,
                   zero % (13s, 6/15/99), 2002 ++                                                 88,242,000
     31,870,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                             32,308,213
     17,087,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                        19,137,440
      3,540,000  Wiser Oil Co. company guaranty 9 1/2s, 2007                                       3,522,300
                                                                                              --------------
                                                                                                 226,250,403

Packaging and Containers (1.6%)
------------------------------------------------------------------------------------------------------------
      4,130,000  AEP Industries, Inc. 144A sr. sub. notes 9 7/8s, 2007                             4,377,800
      7,775,000  Huntsman Packaging Corp. 144A sr. sub. notes 9 1/8s, 2007                         7,930,500
      9,245,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                 9,869,038
      5,650,000  Radnor Holdings Corp. 144A sr. notes Ser. B, 10s, 2003                            5,932,500
      3,735,000  Radnor Holdings Inc. sr. notes 10s, 2003                                          3,959,100
     14,215,000  Riverwood International Corp. company guaranty 10 7/8s, 2008                     14,232,769
      6,000,000  Riverwood International Corp. company guaranty 10 5/8s, 2007                      6,360,000
      1,900,000  Riverwood International Corp. company guaranty 10 1/4s, 2006                      1,976,000
     13,517,971  Riverwood International Corp. bank loan notes FRN 8.016s, 2003                   13,517,971
      6,025,000  Vicap SA. 144A company guaranty 11 3/8s, 2007 (Mexico)                            6,657,625
                                                                                              --------------
                                                                                                  74,813,303

Paging (1.1%)
------------------------------------------------------------------------------------------------------------
     17,990,000  Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                     18,439,750
     13,875,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                          16,164,375
      3,630,000  Pagemart Nationwide, Inc. sr. disc. notes stepped-coupon
                   zero % (15s, 2/1/00), 2005 ++                                                   3,230,700
      9,605,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                         9,556,975
      2,214,000  Pronet, Inc. sr. sub. notes 11 7/8s, 2005                                         2,385,585
                                                                                              --------------
                                                                                                  49,777,385

Paper and Forest Products (2.3%)
------------------------------------------------------------------------------------------------------------
     14,230,000  APP Finance II Mauritius Ltd. bonds stepped-coupon 12s
                   (16s, 2/15/07), 2049 (Indonesia) ++                                            10,743,650
      6,000,000  Florida Coast Paper LLC notes 13 1/4s, 2007                                       5,820,000
     13,150,000  Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                          14,070,500
      9,385,000  Indah Kiat Financial Mauritius Ltd. company guaranty 10s, 2007
                   (Indonesia)                                                                     7,508,000
     12,990,000  Pindo Deli Finance Mauritius Ltd. 144A company guaranty
                   10 3/4s, 2007 (India)                                                          10,327,050
     16,800,000  PT Pabrik Kertas Tjiwi Kimia 144A company guaranty 10s,
                   2004 (Indonesia)                                                               12,936,000
     24,345,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                             23,979,825
      9,250,000  Stone Container Corp. sr. notes 11 7/8s, 2016                                     9,990,000
      8,550,000  Stone Container Corp. 144A company guaranty 11 1/2s, 2006                         8,977,500
                                                                                              --------------
                                                                                                 104,352,525

Pharmaceuticals (0.4%)
------------------------------------------------------------------------------------------------------------
     14,850,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                            15,722,438
      3,965,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                        4,074,038
                                                                                              --------------
                                                                                                  19,796,476

Publishing (0.8%)
------------------------------------------------------------------------------------------------------------
      2,550,000  Affinity Group Holdings sr. sub. notes 11 1/2s, 2003                              2,709,375
     12,880,000  Affinity Group Holdings sr. notes 11s, 2007                                      13,910,400
     10,300,000  American Media Operation, Inc. sr. sub. notes 11 5/8s, 2004                      11,227,000
      4,085,000  Hollinger International Publishing, Inc. company guaranty 9 1/4s, 2007            4,370,950
      2,450,000  Perry-Judd 144A sr. sub. notes 10 5/8s, 2007                                      2,566,375
      3,540,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                          3,805,500
                                                                                              --------------
                                                                                                  38,589,600
Railroads (0.3%)
------------------------------------------------------------------------------------------------------------
      3,460,000  Hermes Europe Railtel 144A sr. notes 11 1/2s, 2007
                   (Netherlands)                                                                   3,901,150
      1,960,000  TFM S.A. de C.V. 144A company guaranty 10 1/4s, 2007
                   (Mexico)                                                                        2,038,400
     13,545,000  TFM S.A. de C.V. 144A company guaranty stepped-coupon
                   zero % (11 3/4s, 6/15/02), 2009 (Mexico) ++                                     8,939,700
                                                                                              --------------
                                                                                                  14,879,250

REIT's (Real Estate Investment Trust) (0.3%)
------------------------------------------------------------------------------------------------------------
    13,430,000   HMH Properties, Inc. company guaranty Ser. B, 8 7/8s, 2007
                   (Canada)                                                                       14,202,225

Recreation (0.2%)
------------------------------------------------------------------------------------------------------------
    13,290,000   CLN Holdings, Inc. sr. disc. notes zero %, 2001                                   8,971,000

Restaurants (0.2%)
------------------------------------------------------------------------------------------------------------
     8,000,000   FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                               8,700,000

Retail (1.2%)
------------------------------------------------------------------------------------------------------------
     2,997,000   Guitar Center Management Co. 144A sr. notes 11s, 2006                             3,326,670
     2,250,000   K mart Corp. deb. 13 1/2s, 2009                                                   2,426,108
     1,925,000   K mart Corp. deb. 7.95s, 2023                                                     1,905,750
     1,900,000   K mart Corp. deb. 7 3/4s, 2012                                                    1,852,500
     2,000,000   K mart Corp. med. term notes 9s, 2020                                             2,052,180
     2,000,000   K mart Corp. med. term notes 8.96s, 2019                                          2,043,660
       700,000   K mart Corp. med. term notes 8.85s, 2011                                            742,623
     5,000,000   K mart Corp. med. term notes 8.13s, 2003                                          5,125,550
     1,000,000   K mart Corp. med. term notes 8s, 2001                                             1,017,360
     2,100,000   K mart Corp. med. term notes 7.84s, 2002                                          2,125,725
     3,000,000   K mart Corp. med. term notes 7.82s, 2002                                          3,034,770
     3,000,000   K mart Corp. med. term notes 7.77s, 2002                                          3,029,400
       600,000   K mart Corp. med. term notes 7.76s, 2002                                            605,658
       400,000   K mart Corp. med. term notes 7.74s, 2002                                            403,480
     1,425,000   K mart Corp. med. term notes 7.72s, 2002                                          1,436,372
     2,000,000   K mart Corp. med. term notes 7.47s, 2002                                          1,997,440
    25,114,290   K mart Corp. zero %, 1999                                                         8,695,823
     8,945,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                                        9,571,150
     3,000,000   SRI Receivables Purchase 144A notes 12 1/2s, 2000                                 3,180,000
                                                                                              --------------
                                                                                                  54,572,219

Satellite Services (3.1%)
------------------------------------------------------------------------------------------------------------
     2,198,577   Direct Sat 1 144A notes 8 1/4s, 2001                                              2,176,592
     2,396,897   Echostar I 144A notes 8 1/4s, 2001                                                2,372,929
    30,880,000   Echostar Satellite Broadcast Corp. sr. disc. notes
                   stepped-coupon zero % (13 1/8s, 3/15/00), 2004 ++                              27,328,800
     8,200,000   Esat Holdings Ltd. 144A sr. notes stepped-coupon zero %
                   (12 1/2s, 2/01/02), 2007 (Ireland) ++                                           6,068,000
     1,545,000   Esat Telecom Group PLC sr. notes stepped-coupon zero %
                   (12 1/2s, 2/1/02), 2007 (Ireland) ++                                            1,143,300
     6,135,000   Globalstar L.P. Capital sr. notes 11 3/8s, 2004                                   6,319,050
    40,555,000   ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                   (13 1/2s, 9/15/00), 2005 ++                                                    33,660,650
       250,000   ICG Services Inc. 144A sr. disc. notes stepped-coupon zero %
                   (10s, 2/15/03), 2008 ++                                                           155,000
    14,310,000   Iridium LLC/Capital Corp. company guaranty Ser. B, 14s, 2005                     16,277,625
     7,270,000   Iridium LLC/Capital Corp. company guaranty Ser. A, 13s, 2005                      7,915,213
     1,760,000   Iridium LLC/Capital Corp. 144A sr. notes 11 1/4s, 2005                            1,804,000
    14,060,000   Orbcomm Global Capital Corp. sr. notes Ser. B, 14s, 2004                         15,887,800
     6,610,000   Pratama Datakom Asia BV 144A company guaranty 12 3/4s, 2005                       3,569,400
     7,330,000   Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s, 2004
                   (Mexico)                                                                        7,476,600
    11,000,000   Satelites Mexicanos S.A. de C.V. 144A company guaranty
                   FRB 9.43s, 2004 (Mexico)                                                       10,986,250
                                                                                              --------------
                                                                                                 143,141,209

Semiconductors (0.9%)
------------------------------------------------------------------------------------------------------------
     9,105,000   Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                        9,537,488
    20,086,635   Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s, 2008                   22,296,165
     8,705,000   Viasystems Inc. sr. sub notes 9 3/4s, 2007                                        9,140,250
       390,000   Viasystems Inc. 144A sr. sub. notes 9 3/4s, 2007                                    409,500
                                                                                              --------------
                                                                                                  41,383,403

Shipping (0.3%)
------------------------------------------------------------------------------------------------------------
     8,040,000   Johnstown America Industries, Inc. company guaranty Ser. C,
                   11 3/4s, 2005                                                                   8,964,600
     3,700,000   Pegasus Shipping 144A company guaranty 11 7/8s, 2004                              3,737,000
                                                                                              --------------
                                                                                                  12,701,600

Steel (0.3%)
------------------------------------------------------------------------------------------------------------
    14,620,000   Hylsa S.A. de C.V. 144A bonds 9 1/4s, 2007 (Mexico)                              14,766,200

Supermarkets (0.9%)
------------------------------------------------------------------------------------------------------------
     3,805,000   Food 4 Less Supermarkets, Inc. deb. stepped-coupon zero %
                   (13 5/8s, 6/15/00), 2005 ++                                                     3,538,650
    13,000,000   Jitney-Jungle Stores company guaranty 12s, 2006                                  14,787,500
     3,000,000   Ralphs Grocery Co. company guaranty 10.45s, 2004                                  3,412,500
    12,850,000   Ralphs Grocery Co. sr. notes 10.45s, 2004                                        14,649,000
     3,975,000   Star Markets Co. sr. sub. notes 13s, 2004                                         4,511,625
                                                                                              --------------
                                                                                                  40,899,275

Telecommunications (7.4%)
------------------------------------------------------------------------------------------------------------
       905,000   American Communication Services, Inc. sr. disc. notes
                   stepped-coupon zero % (12 3/4s, 4/1/01), 2006 ++                                  717,213
     4,500,000   American Communications Services, Inc. sr. disc. notes
                   stepped-coupon zero % (13s, 11/1/00), 2005 ++                                   3,802,500
    12,000,000   Barak ITC 144A sr. disc. notes stepped-coupon zero %
                   (12 1/2s, 11/15/02), 2007 (Israel) ++                                           7,050,000
     3,680,000   Consorcio Ecuatoriano notes 14s, 2002 (Ecuador)                                   3,827,200
     7,575,000   Econophone Inc. company guaranty 13 1/2s, 2007                                    8,711,250
     7,640,000   Esprit Teleom Group PLC sr. notes 11 1/2s, 2007
                   (United Kingdom)                                                                8,308,500
     5,810,000   Facilicom International 144A sr. notes 10 1/2s, 2008                              5,824,525
     5,475,000   Focal Communications Corp. 144A sr. disc. notes
                   stepped-coupon zero % (12 1/8s, 2/15/03), 2008 ++                               3,011,250
     8,180,000   Fonorola, Inc. sr. notes 12 1/2s, 2002 (Canada)                                   9,161,600
     4,825,000   GST Equipment Funding sr. notes 13 1/4s, 2007                                     5,717,625
    36,675,000   GST Telecommunications,Inc. company guaranty
                   stepped-coupon zero % (13 7/8s, 1/15/00), 2005 ++                              29,523,375
     6,665,000   Hyperion Telecommunication Corp. sr. disc. notes
                   stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 ++                           4,932,100
    17,230,000   Hyperion Telecommunications , Inc. sr. notes Ser. B, 12 1/4s, 2004               19,469,900
     9,255,000   ITC Deltacom, Inc. sr. notes 11s, 2007                                           10,319,325
    20,790,000   Intercel, Inc. sr. disc. notes stepped-coupon zero % (12s, 2/1/01),
                   2006 ++                                                                        16,216,200
    22,000,000   Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (11 1/4s, 7/15/02), 2007 ++                                     16,170,000
    10,410,000   Intermedia Communications, Inc. sr. notes Ser. B, 8 7/8s, 2007                   11,008,575
    10,950,000   Intermedia Communications, Inc. 144A sr. notes 8 1/2s, 2008                      11,374,313
     1,800,000   Ionica PLC sr. notes 13 1/2s, 2006 (United Kingdom)                               1,440,000
     5,150,000   L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                     5,677,875
     3,900,000   MetroNet Communications Corp. sr. notes 12s, 2007 (Canada)                        4,514,250
     4,920,000   MetroNet Communications Corp. sr. disc. notes
                   stepped-coupon zero % (10 3/4s, 11/1/02), 2007
                   (Canada) ++                                                                     3,198,000
     5,945,000   Microcell Telecommunications sr. disc. notes stepped-coupon
                   Ser. B, zero % (14s, 12/1/01), 2006 (Canada) ++                                 4,161,500
     4,450,000   Netia Holdings B.V. 144A company guaranty 10 1/4s, 2007
                   (Poland)                                                                        4,494,500
     2,040,000   Netia Holdings B.V. 144A company guaranty stepped-coupon
                   zero % (11 1/4s, 11/1/02), 2007 (Poland) ++                                     1,356,600
     2,800,000   Nextlink Communications sr. notes 12 1/2s, 2006                                   3,220,000
     6,420,000   Qwest Communications International Inc. sr. disc. notes
                   stepped-coupon zero % (9.47s, 10/15/02), 2007 ++                                4,445,850
    15,400,000   RSL Communications, Ltd. company guaranty 12 1/4s, 2006                          17,556,000
     8,200,000   RSL Communications, Ltd. 144A sr. disc. notes stepped-coupon
                   zero % (10 1/8s, 3/1/03), 2008 ++                                               4,991,750
     5,470,000   RSL Communications, Ltd. 144A sr. notes 9 1/8s, 2008                              5,442,650
    25,410,000   Teligent, Inc. 144A sr. disc. notes stepped-coupon zero %
                   (11 1/2s, 3/1/03), 2008 ++                                                     13,911,975
    18,570,000   Teligent, Inc. sr. notes 11 1/2s, 2007                                           19,080,675
    15,575,000   21st Century Telecom Group 144A sr. disc. notes
                   stepped-coupon zero % (12 1/4s, 2/15/03), 2008 ++                               8,566,250
     4,540,000   Vialog Corp. 144A company guaranty 12 3/4s, 2001                                  4,630,800
    12,968,000   WinStar Communications, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                 10,633,760
    13,960,000   WinStar Communications. Inc. 144A sr. sub. notes 15s, 2007                       18,706,400
     8,905,000   WinStar Equipment Corp. company guaranty 12 1/2s, 2004                           10,240,750
    18,500,000   United Intl Hldgs Inc. stepped-coupon zero %
                   (10 3/4s, 2/15/03), 2008 ++                                                    11,215,625
     9,962,000   USN Communications, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (14 5/8s, 8/15/00), 2004 ++                                      7,919,790
       665,000   Wireless One, Inc. sr. notes 13s, 2003                                              186,200
                                                                                              --------------
                                                                                                 340,736,651
Telephone Services (2.1%)
------------------------------------------------------------------------------------------------------------
     9,165,000   America Communication Services, Inc. sr. notes 13 3/4s, 2007                     11,089,650
    11,470,000   BTI Telecom Corp. 144A sr. notes 10 1/2s, 2007                                   12,158,200
    19,490,000   Econophone Inc. 144A sr. disc. notes stepped-coupon zero %
                   (11s, 2/15/03), 2008 ++                                                        11,499,100
    15,395,000   Flag Limited 144A sr. notes 8 1/4s, 2008 (Bermuda)                               15,664,413
       220,000   FWT, Inc. 144A sr. sub. notes 9 7/8s, 2007                                          202,400
     2,400,000   Globo Communicacoes 144A company guaranty 10 1/2s, 2006
                   (Brazil)                                                                        2,385,000
    17,335,000   Ionica Group PLC sr. disc. notes stepped-coupon zero %
                   (15s, 5/1/02), 2007 (United Kingdom) ++                                         6,934,000
    10,100,000   McLeodUSA, Inc. sr. disc. notes stepped-coupon zero %
                   (10 1/2s, 3/1/02), 2007 ++                                                      7,650,750
     3,310,000   MGC Communications, Inc. 144A sr. notes 13s, 2004                                 3,326,550
    21,750,000   RCN Corp. sr. disc. notes stepped-coupon zero %
                   (11 1/8s, 10/15/02), 2007 ++                                                   14,137,500
     5,640,000   Transtel S.A. 144A pass through certificates 12 1/2s, 2007
                   (Colombia)                                                                      5,322,750
     7,410,000   Viatel, Inc. sr. disc. notes stepped-coupon zero %
                   (15s, 1/15/00), 2005 ++                                                         6,391,125
                                                                                              --------------
                                                                                                  96,761,438

Textiles (0.8%)
------------------------------------------------------------------------------------------------------------
     3,575,000   Glenoit Corp. 144A sr. sub. notes 11s, 2007                                       3,896,750
     8,540,000   Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                             8,710,800
     3,210,000   Polymer Group, Inc. company guaranty 144A, 8 3/4s, 2008                           3,210,000
     5,926,000   Polysindo International Eka company guaranty 13s, 2001
                   (Indonesia)                                                                     3,733,380
     4,270,000   Polysindo International Finance company guaranty 11 3/8s,
                   2006 (Indonesia)                                                                2,604,700
     5,200,000   Polysindo International Finance company guaranty 9 3/8s,
                   2007 (Indonesia)                                                                2,912,000
     5,000,000   PT Polysindo Eka Perkasa notes zero %, 1998 (Indonesia)                           4,306,250
     3,000,000   PT Polysindo Eka Perkasa notes zero %, 1998 (Indonesia)                           2,703,750
     5,730,000   Worldtex, Inc. 144A sr. notes 9 5/8s, 2007                                        5,944,875
                                                                                              --------------
                                                                                                  38,022,505

Transportation (0.3%)
------------------------------------------------------------------------------------------------------------
    12,430,000   Kitty Hawk, Inc. 144A sr. notes 9.95s, 2004                                      12,989,350
                                                                                              --------------
                 Total Corporate Bonds and Notes (cost $3,630,663,136)                        $3,721,876,344

PREFERRED STOCKS (8.6%) *
NUMBER OF SHARES                                                                                       VALUE

Apparel (--%)
------------------------------------------------------------------------------------------------------------
         2,462   Anvil Holdings Ser. B, $3.25                                                 $       59,088

Banks (1.1%)
------------------------------------------------------------------------------------------------------------
       425,500   California Federal Bancorp Inc. Ser. A, $2.281 pfd.                              11,754,438
       170,000   California FederaL Bankcorp, Inc. Ser. B, $11.50 pfd.                            19,125,000
       296,110   Chevy Chase Capital Corp. Ser. A, $5.19 pfd.                                     15,027,583
        21,325   Chevy Chase Savings Bank $3.25 pfd.                                                 634,419
         4,105   CSBI Capital Trust I 144A 11.75% pfd.                                             4,351,300
                                                                                              --------------
                                                                                                  50,892,740

Broadcasting (1.4%)
------------------------------------------------------------------------------------------------------------
        56,374   Capstar Broadcasting Inc. $12.00 pfd.                                             6,539,384
       108,309   Citadel Broadcasting Inc. 144A $13.25 cum. pfd. [2 DBL. DAGGERS]                 13,105,389
         4,840   Granite Broadcasting 144A 12.75% pfd. [2 DBL. DAGGERS]                            5,674,900
       160,713   SFX Broadcasting, Inc. Ser. E, $12.625 pfd. [2 DBL. DAGGERS]                     18,964,134
        18,463   Spanish Broadcasting Systems 14.25% cum. pfd. [2 DBL. DAGGERS]                   19,847,725
                                                                                              --------------
                                                                                                  64,131,532

Building and Construction (0.1%)
------------------------------------------------------------------------------------------------------------
        89,800   Brand Scaaffold Services, Inc. 144A $3.625 cum. pfd.                              3,018,447

Cable Television (0.8%)
------------------------------------------------------------------------------------------------------------
       240,134   Cablevision Systems Corp. Ser. M, $11.125 dep. shs. cum. pfd. [2 DBL. DAGGERS]   27,675,444
         8,693   NTL Inc. 144A Ser. B, 13.0% pfd. [2 DBL. DAGGERS]                                10,170,810
                                                                                              --------------
                                                                                                  37,846,254

Cellular Communications (0.7%)
------------------------------------------------------------------------------------------------------------
         7,900   Dobson Communications 144A $12.25 pfd. [2 DBL. DAGGERS]                           8,176,500
        24,505   NEXTEL Communications, Inc. 144A Ser. E, $11.125 pfd. [2 DBL. DAGGERS]           25,301,413
                                                                                              --------------
                                                                                                  33,477,913

Cosmetics (--%)
------------------------------------------------------------------------------------------------------------
         5,252   Renaissance Cosmetics Inc. 14.0% pfd. [2 DBL. DAGGERS]                              525,200

Electric Utilities (0.3%)
------------------------------------------------------------------------------------------------------------
       114,967   El Paso Electric Co. $11.40 pfd [2 DBL. DAGGERS]                                 12,646,370
        99,759   Public Service Co. of New Hampshire $2.65 1st mtge. pfd.                          2,593,734
                                                                                              --------------
                                                                                                  15,240,104

Entertainment (--%)
------------------------------------------------------------------------------------------------------------
           131   Time Warner Inc. Ser. M, 10.25% pfd.                                                148,849

Food and Beverages (0.3%)
------------------------------------------------------------------------------------------------------------
       240,000   Doane Products Co. $14.25 pfd.                                                    9,360,000
        68,900   Nebco Evans Holding $11.25 pfd. [2 DBL. DAGGERS]                                  6,890,000
                                                                                              --------------
                                                                                                  16,250,000

Health Care (0.3%)
------------------------------------------------------------------------------------------------------------
        11,120   Fresenius Medical Care AG Ser. D, $9.00 pfd., (Germany)                          11,898,400

Insurance and Finance (0.1%)
------------------------------------------------------------------------------------------------------------
       130,000   CGA Group Ltd., 144A Ser. A, 13.75% pfd. [2 DBL. DAGGERS]                         3,510,000

Motion Picture Distribution (0.2%)
------------------------------------------------------------------------------------------------------------
       196,000   Diva Systems Corp. Ser. C, $6.00 pfd.                                             2,548,000
       438,126   Diva Systems Corp., $6.00 pfd.                                                    5,695,638
                                                                                              --------------
                                                                                                   8,243,638

Publishing (0.1%)
------------------------------------------------------------------------------------------------------------
       142,780   Von Hoffman Corp. 144A $13.50 pfd.                                                4,818,825

Restaurants (0.1%)
------------------------------------------------------------------------------------------------------------
       136,279   AmeriKing, Inc. $3.25 pfd. [2 DBL. DAGGERS]                                       3,679,533

Satellite Services (--%)
------------------------------------------------------------------------------------------------------------
           190   Echostar Communications, Inc. $12.125 pfd.                                          211,375

Supermarkets (0.1%)
------------------------------------------------------------------------------------------------------------
        24,000   Jitney-Jungle Stores 144A Ser. A, $4.95 sr. exchange pfd.                         3,744,000

Telecommunications (3.0%)
------------------------------------------------------------------------------------------------------------
         5,613   American Communications Services $12.75 pfd. [2 DBL. DAGGERS]                     6,623,340
         5,276   Hyperion Telecommunications Ser. B, $12.875 pfd. [2 DBL. DAGGERS]                 5,975,070
         7,337   ICG Holdings, Inc., 144A 14.0% pfd. [2 DBL. DAGGERS]                              9,024,510
        13,806   Intermedia Communication Ser. B, 13.50% pfd.                                     16,912,350
        19,532   IXC Communications, Inc. 12.50% pfd. [2 DBL. DAGGERS]                            23,438,400
        24,946   NEXTEL Communications, Inc. Ser. D, $13.00 cum. pfd. [2 DBL. DAGGERS]            28,937,360
       423,715   Nextlink Communications, Inc. 144A $7.00 cum. pfd.                               26,058,473
         2,659   Pegasus Communications Corp. Ser. A, $12.75 cum. pfd.                             2,951,490
        13,340   WinStar Communications. Inc. 144A $14.25 cum. pfd. [2 DBL. DAGGERS]              16,141,400
                                                                                              --------------
                                                                                                 136,062,393
                                                                                              --------------
                 Total Preferred Stocks (cost $349,159,378)                                   $  393,758,291

UNITS (3.2%) *
NUMBER OF UNITS                                                                                        VALUE
------------------------------------------------------------------------------------------------------------
        17,760   Allegiance Telephone, Inc 144A units stepped-coupon zero %
                   (11 3/4s, 2/15/03), 2008 ++                                                $   10,034,400
        21,510   Australis Media, Ltd. units stepped-coupon zero %
                   (15 3/4s, 5/15/03), 2003 (Australia) ++                                         5,377,500
        11,495   Club Regina, Inc. 144A units 13s, 2004                                           11,782,375
         8,595   Colt Telecommunications Group PLC units stepped-coupon
                   zero % (12s, 12/15/01), 2006 (United Kingdom) ++                                6,704,100
         2,975   Concentric Network Corp. units 12 3/4s, 2007                                      3,421,250
         8,965   Conecel Holdings 144A units 14s, 2000                                             9,592,550
        25,608   Diva Systems Corp. 144A units stepped-coupon zero %
                   (13s, 5/15/01), 2006 ++                                                        14,020,380
        17,430   DTI Holdings Inc. units stepped-coupon zero %
                   (12 1/2s, 3/1/03), 2008 ++                                                      9,455,775
        21,670   KMC Telecommunications 144A units stepped-coupon zero %
                   (12 1/2s, 2/15/03), 2008 ++                                                    12,351,900
        21,170   Knology Holdings Inc. units stepped-coupon zero %
                   (11 7/8s, 10/15/02), 2007 ++                                                   11,855,200
         3,675   Real Time Data 144A units stepped-coupon zero %
                   (13 1/2s, 8/15/01), 2006 ++                                                     1,966,125
         2,000   Signature Brands USA Inc. units 13s, 2002                                         2,160,000
        11,530   Transam Refinance, Inc. 144A units 16s, 2003                                     12,106,500
         2,340   21st Century Telecom Group 144A units cum. pfd. zero % ,
                   2008 [2 DBL. DAGGERS]                                                           2,457,000
         6,330   WAM!NET, Inc. 144A units stepped-coupon zero %
                   (13 1/4s, 3/1/02), 2005 ++                                                      3,861,300
        18,585   Wireless One, Inc. units stepped-coupon zero %
                   (13 1/2s, 8/1/01), 2006 ++                                                      2,787,750
        13,345   XCL Ltd units sr. sec. notes 13 1/2s, 2004                                       17,348,500
        63,091   XCL Ltd. units cum. pfd. 9.50%                                                    8,201,830
                                                                                              --------------
                 Total Units (cost $148,283,697)                                              $  145,484,435

CONVERTIBLE BONDS AND NOTES (3.0%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    24,636,000   APP Global Finance Ltd. cv. bond zero %, 2012                                $    5,512,305
    15,930,000   APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                   (United Kingdom)                                                               14,655,600
     5,300,000   Argosy Gaming cv. sub. notes 12s, 2001                                            4,889,250
     5,500,000   Corporate Express, Inc. cv. notes 4 1/2s, 2000                                    4,908,750
    28,400,000   Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                   19,028,000
     3,900,000   GST Telecommunications, Inc. cv. sr. disc. notes stepped-coupon
                   zero % (13 7/8s, 12/15/00), 2005 ++                                             5,343,000
    11,350,000   Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                   10,285,938
     9,000,000   Lam Research Corp. 144a cv. sub. notes 5s, 2002                                   7,582,500
     4,220,000   National Semiconductor Corp. 144A cv. deb. 6 1/2s, 2002                           4,156,700
    11,000,000   NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                                        10,587,500
     7,840,000   Plolymax 144A cv. notes 2s, 2006                                                  5,135,200
    27,771,000   Pricellular Wireless Corp. 144A cv. sub. notes stepped-coupon
                   zero % (10 3/4s, 8/15/00), 2004 ++                                             28,326,420
    12,299,000   WinStar Communications. Inc. 144A cv. sr. disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                 16,849,630
                                                                                              --------------
                 Total Convertible Bonds and Notes (cost $114,727,685)                        $  137,260,793

COMMON STOCKS (2.1%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
         3,000   AmeriKing, Inc. +                                                            $      150,000
         6,570   Axia Holding Inc. 144A +                                                            525,600
       100,000   BE Aerospace, Inc. +                                                              2,943,750
     1,663,637   Capstar Broadcasting Partners +                                                   1,996,364
       400,000   Casino America, Inc. +                                                            1,150,000
       258,760   CellNet Data Systems, Inc. +                                                      2,264,150
       100,000   Clearnet Communications, Inc. Class A, (Canada) +                                 1,481,250
        83,000   Colorado Gaming & Entertainment Co. +                                               415,000
        95,770   Crompton & Knowles Corp.                                                          2,885,071
       229,500   Exide Corp.                                                                       5,092,031
         8,866   Finlay Enterprises, Inc.                                                            209,459
       110,000   French Fragrances Inc. +                                                          1,375,000
     1,383,770   Grand Union Co. (acquired 8/18/95, cost $71,749,527)+ [DBL. DAGGERS]
                 [SECTION MARK]                                                                    1,427,013
       105,834   Hedstrom Holdings, Inc. 144A                                                        145,522
       250,000   Lady Luck Gaming Corp. (acquired 7/24/97, cost $375,000)+[DBL. DAGGERS]             234,375
       250,000   NBTY, Inc.                                                                       11,640,625
       646,957   NEXTEL Communications, Inc. Class A +                                            19,125,666
         6,105   Paging Do Brazil Holdings Co., LLC Class B                                               61
           293   Pegasus Communications Corp. +                                                        6,171
        11,048   PMI Holdings Corp. 144A +                                                         5,524,000
         8,407   Premium Holdings (L.P.) 144A +                                                       33,628
     1,185,708   PSF Holdings LLC Class A +[SECTION MARK]                                         35,571,240
       236,025   Specialty Foods Acquisition Corp. +                                                  59,006
        97,660   Terex Corp. Rights (expiration date 5/1/00) +                                     1,953,200
                                                                                              --------------
                 Total Common Stocks (cost $150,714,996)                                      $   96,208,182

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
FRF  31,700,000   Ivory Coast -- FLIRB collaterized FRB 2s, 2049 ##                           $    1,705,561
FRF  31,700,000   Ivory Coast -- PDI bonds FRB 1.9s, 2049 ##                                       1,965,952
                                                                                              --------------
                 Total Foreign Government Bonds and Notes
                   (cost $4,355,922)                                                          $    3,671,513

WARRANTS (0.5%) *+                                                             EXPIRATION
NUMBER OF WARRANTS                                                             DATE                    VALUE
------------------------------------------------------------------------------------------------------------
       265,000   Becker Gaming Corp. 144A                                      11/15/00       $        2,650
       136,500   Capital Gaming International, Inc.                            2/1/99                  5,460
        45,271   Cellnet Data Systems, Inc.                                    9/15/07               905,420
       130,000   CGA Group Ltd. 144A                                           1/1/04                  1,300
        17,000   County Seat Holdings, Inc.                                    10/15/98                  340
         4,650   Diva Systems Corp.                                            5/15/06             1,220,625
         8,400   Econophone Inc. 144A                                          7/15/07               420,000
         8,200   Esat Holdings, Inc. (Ireland)                                 2/1/07                287,000
        96,271   Fitzgeralds Gaming Co.                                        12/19/98                  963
         6,135   Globalstar Telecom 144A                                       2/15/04               797,550
        71,220   Heartland Wireless Communications Inc. 144A                   4/15/00                   712
        19,455   Hyperion Telecommunications 144A                              4/15/01             1,167,300
       251,394   Intelcom Group 144A                                           10/15/05            5,027,880
        14,200   Interact Systems Inc.                                         8/1/03                  3,550
        15,924   Intermedia Communications                                     6/1/00              2,372,676
         7,470   International Wireless Communications
                   Holdings 144A                                               8/15/01               209,160
        16,520   Iridium World Com 144A                                        7/15/05             2,973,600
        41,270   McCaw International Ltd.                                      4/15/07                12,381
         3,900   Metronet Communications 144A                                  8/15/07                15,600
         3,310   MGC communications, Inc. 144A                                 10/1/04               115,850
        12,550   Orion Network Systems                                         1/15/07               125,500
        72,220   Pagemart, Inc. 144A                                           12/31/03              541,650
        46,097   Petracom Holdings, Inc.                                       9/30/99               334,203
        76,800   Powertel, Inc.                                                2/1/06                576,000
        44,150   President Riverboat Casinos, Inc.                             9/30/99                22,075
        15,400   RSL Communications Ltd.                                       11/15/06            1,493,800
         9,115   Spanish Broadcasting Systems 144A                             6/30/99             1,823,000
         6,375   Sterling Chemicals Holdings                                   8/15/08               181,688
        38,235   UIH Australia/Pacific, Inc. 144A                              5/15/06               458,820
         6,460   Urohealth Systems Inc.                                        4/10/04                    65
        99,620   USN Communications Inc.                                       10/15/04            2,191,640
         4,540   Vialog Corp.                                                  11/15/01              272,400
        23,250   Wireless One, Inc.                                            10/19/00                  233
           403   Wright Medical Technology, Inc. 144A                          6/30/03                40,275
                                                                                              --------------
                 Total Warrants (cost $13,547,975)                                            $   23,601,366
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $4,411,452,789) ***                                   4,521,860,924
------------------------------------------------------------------------------------------------------------

              * Percentages indicated are based on net assets of $4,593,184,758.

            *** The aggregate identified cost on a tax basis is $4,419,594,678, resulting in gross unrealized appreciation and depreciation of $411,158,242 and $308,891,996, respectively, or net unrealized appreciation of $102,266,246.

              + Non-income-producing security.

             ++ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

              # A portion of the income will be received in additional securities.

   [DBL DAGGER] Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 1998 was $1,661,388 or less than 0.1% of net assets.

[2 DBL DAGGERS] Income may be received in cash or additional securities at the discretion of the issuer.

             ## When-issued securities (Note 1).

  [SECTIONMARK] Affiliated Issues (Note 5)

                144A after the name of a security represents those exempt from registration under Rule
                144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                The rate shown on Floating Rate Notes (FRN) and Floating Rate Bonds (FRB) are current interest rates shown at February 28, 1998, which are subject to change based on the terms of the security.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $4,411,452,789) (Note 1)                                            $4,521,860,924
---------------------------------------------------------------------------------------------------
Cash                                                                                     27,163,098
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                72,113,189
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    2,072,727
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           63,012,231
---------------------------------------------------------------------------------------------------
Total assets                                                                          4,686,222,169

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       232,326
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         77,294,860
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                5,543,594
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              6,056,735
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  888,205
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                               60,867
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  5,734
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    2,308,151
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                64,748
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      582,191
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        93,037,411
---------------------------------------------------------------------------------------------------
Net assets                                                                           $4,593,184,758

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                       4,858,191,799
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                  (411,203)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Notes 1 and 3)                                          (375,003,973)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                       110,408,135
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $4,593,184,758

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,329,162,716 divided by 253,082,948 shares)                                               $13.15
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $13.15)*                                      $13.81
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,240,332,196 divided by 94,664,631 shares)**                                              $13.10
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($23,689,846 divided by 1,801,996 shares)                                                    $13.15
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $13.15)*                                      $13.59
---------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                              $214,736,526
--------------------------------------------------------------------------------------------------
Dividends                                                                               19,024,182
--------------------------------------------------------------------------------------------------
Total investment income                                                                233,760,708
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        12,184,976
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           3,293,091
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          41,915
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            17,180
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    4,094,816
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    6,140,774
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       58,453
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     64,726
--------------------------------------------------------------------------------------------------
Auditing                                                                                    75,651
--------------------------------------------------------------------------------------------------
Legal                                                                                      116,995
--------------------------------------------------------------------------------------------------
Postage                                                                                    467,810
--------------------------------------------------------------------------------------------------
Other                                                                                      213,733
--------------------------------------------------------------------------------------------------
Total expenses                                                                          26,770,120
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (947,900)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            25,822,220
--------------------------------------------------------------------------------------------------
Net investment income                                                                  207,938,488
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1, 3 and 5)
(including realized loss of $9,979,727 on sales of
investments in affiliated issuers)                                                      59,084,519
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                (73,760)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                         3,893
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            51,316,557
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                110,331,209
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $318,269,697
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                        February 28          August 31
                                                                                               1998*              1997
----------------------------------------------------------------------------------------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $  207,938,488     $  415,520,942
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                            59,010,759        104,981,756
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                             51,320,450        154,442,633
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    318,269,697        674,945,331
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                            (167,541,111)      (292,861,056)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                             (58,453,760)      (101,661,231)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (1,166,712)        (2,044,553)
----------------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                        (8,625,499)          (594,936)
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                             82,482,615        277,783,555

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   4,510,702,143      4,232,918,588
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income and undistributed net
investment income of $411,203 and
$18,811,892, respectively)                                                           $4,593,184,758     $4,510,702,143
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                     February 28
operating performance         (Unaudited)                                     Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $12.89           $12.11           $12.01           $12.06           $13.01           $12.76
------------------------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .61             1.20             1.16(c)          1.22             1.27             1.46
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .32              .72              .11             (.01)            (.93)             .28
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .93             1.92             1.27             1.21              .34             1.74
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.67)           (1.14)           (1.15)           (1.22)           (1.29)           (1.45)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --             (.04)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --             (.02)              --               --             (.04)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.67)           (1.14)           (1.17)           (1.26)           (1.29)           (1.49)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $13.15           $12.89           $12.11           $12.01           $12.06           $13.01
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           7.33*           16.60            11.08            10.76             2.46            14.50
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $3,329,163       $3,259,440       $3,115,546       $2,997,467       $2,885,748       $3,189,948
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .49*             .96              .96              .95              .94              .92
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           4.66*            9.54             9.57            10.27             9.82            11.27
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             40.11*          130.77           184.86            81.70            55.00            50.90
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended                                                                       For the period
Per-share                     February 28                                                                       March 1, 1993+
operating performance         (Unaudited)                             Year ended August 31                       to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $12.84           $12.07           $11.97           $12.03           $12.99           $12.84
------------------------------------------------------------------------------------------------------------------------------------
Investment activities
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .56             1.10             1.07(c)          1.09             1.18              .62
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .32              .72              .11              .02             (.94)             .23
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .88             1.82             1.18             1.11              .24              .85
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.62)           (1.05)           (1.06)           (1.13)           (1.20)            (.70)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --             (.04)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --             (.02)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.62)           (1.05)           (1.08)           (1.17)           (1.20)            (.70)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $13.10           $12.84           $12.07           $11.97           $12.03           $12.99
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           6.96*           15.71            10.28             9.88             1.66             6.80*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,240,332       $1,226,880       $1,100,757         $762,947         $535,002         $238,647
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .86*            1.71             1.71             1.70             1.69              .85*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           4.28*            8.79             8.84             9.52             9.06             4.92*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             40.11*          130.77           184.86            81.70            55.00            50.90
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
-------------------------------------------------------------------------------------------------------------------------
                                                     Six months
                                                          ended                                     For the period
Per-share                                            February 28                                      July 3, 1995+
operating performance                                (Unaudited)            Year ended August 31      to August 31
-------------------------------------------------------------------------------------------------------------------------
                                                           1998             1997             1996             1995
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                      $12.88           $12.10           $12.00           $11.92
-------------------------------------------------------------------------------------------------------------------------
Investment activities
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                       .60             1.16             1.14(c)           .21(c)
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                  .32              .73              .11              .07
-------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                       .92             1.89             1.25              .28
-------------------------------------------------------------------------------------------------------------------------
Less distributions
-------------------------------------------------------------------------------------------------------------------------
From net
investment income                                          (.65)           (1.11)           (1.13)            (.19)
-------------------------------------------------------------------------------------------------------------------------
From return of capital                                       --               --               --             (.01)
-------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                            --               --             (.02)              --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (.65)           (1.11)           (1.15)            (.20)
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                            $13.15           $12.88           $12.10           $12.00
-------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                  7.28*           16.33            10.88             2.38*
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                          $23,690          $24,382          $16,616             $964
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                   .74*            1.21             1.19              .20*
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                  4.40*            9.29             9.45             1.65*
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                    40.11*          130.77           184.86            81.70
-------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
February 28, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam High Yield Trust ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income by investing primarily in high-yielding, lower-rated fixed-income securities constituting a portfolio that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes does not involve undue risk to income or principal.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities is amortized on a yield-to-maturity basis.

Securities purchased or sold on a when-issued basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 1998, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 1997, the fund had a capital loss carryover of approximately $425,873,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

          Loss Carryover               Expiration
------------------------------------------------------------
          $262,906,000              August 31, 1999
           110,229,000              August 31, 2000
            52,738,000              August 31, 2003

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc.

Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1998, fund expenses were reduced by $947,900 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,110 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended February 28, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $188,960 and $1,350 from the sale of class A and class M shares, respectively and $886,143 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 1998, Putnam Mutual Funds Corp., acting as underwriter received $7,783 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended February 28, 1998, purchases and sales of investment securities other than short-term investments aggregated $1,794,013,494 and $1,896,658,405 respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                        February 28, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      12,929,821     $169,469,567
------------------------------------------------------------
Shares
reinvested                        6,518,103       85,076,946
------------------------------------------------------------
                                 19,447,924      254,546,513

Shares
repurchased                     (19,161,148)    (250,878,696)
------------------------------------------------------------
Net increase                        286,776     $  3,667,817
------------------------------------------------------------

                                            Year ended
                                         August 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      41,083,036     $511,651,526
------------------------------------------------------------
Shares
reinvested                       11,857,051      147,992,055
------------------------------------------------------------
                                 52,940,087      659,643,581

Shares
repurchased                     (57,452,226)    (718,420,012)
------------------------------------------------------------
Net decrease                     (4,512,139)   $ (58,776,431)
------------------------------------------------------------

                                         Six months ended
                                        February 28, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,316,254     $ 69,389,139
------------------------------------------------------------
Shares
reinvested                        2,083,305       27,093,844
------------------------------------------------------------
                                  7,399,559       96,482,983

Shares
repurchased                      (8,252,323)    (107,591,900)
------------------------------------------------------------
Net decrease                       (852,764)    $(11,108,917)
------------------------------------------------------------

                                            Year ended
                                         August 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      36,792,022     $456,322,400
------------------------------------------------------------
Shares
reinvested                        3,842,481       47,809,690
------------------------------------------------------------
                                 40,634,503      504,132,090

Shares
repurchased                     (36,335,915)    (452,370,778)
------------------------------------------------------------
Net increase                      4,298,588     $ 51,761,312
------------------------------------------------------------

                                         Six months ended
                                        February 28, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         162,472      $ 2,123,379
------------------------------------------------------------
Shares
reinvested                           55,445          723,293
------------------------------------------------------------
                                    217,917        2,846,672

Shares
repurchased                        (308,223)      (4,031,071)
------------------------------------------------------------
Net decrease                        (90,306)     $(1,184,399)
------------------------------------------------------------

                                            Year ended
                                         August 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,197,720      $14,859,955
------------------------------------------------------------
Shares
reinvested                          109,633        1,368,263
------------------------------------------------------------
                                  1,307,353       16,228,218

Shares
repurchased                        (787,953)      (9,808,035)
------------------------------------------------------------
Net increase                        519,400      $ 6,420,183
------------------------------------------------------------

Note 5
Transactions with Affiliated Issuers

Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:

                        Purchase           Sales    Dividend         Market
Name of Affiliate           cost            cost      Income          Value
----------------------------------------------------------------------------
Grand Union Co.             $--       10,370,671         $--     $1,427,013

PSF Holdings LLC             --               --          --     35,571,240
----------------------------------------------------------------------------
  Totals                    $--       10,370,671         $--     36,998,253
----------------------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGERS]

OTC & Emerging Growth Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM income FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund *

High Quality Bond Fund +

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGERS]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGERS]

High Yield Trust II

Income Fund

Money Market Fund **

Intermediate U.S. Government

Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

*Formerly Putnam Diversified Income Trust II

+Formerly Putnam Federal Income Trust

[DBL. DAGGERS] Closed to new investors. Some exceptions may apply.
               Contact Putnam for details.

[SECTION MARK] Not available in all states.

**An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

William J. Curtin
Vice President

Edward H. D'Alelio
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

Rosemary H. Thomsen
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam High Yield Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA034-41231  014/324/2AC      4/98